Business Combination - Summary of Pro Forma Consolidated Statement of Profit or Loss and Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 MXN ($)
Revenues:
Aeronautical revenue	$ 8,280,522		$ 7,037,920		$ 5,419,022
No aeronautical revenue	2,772,905		2,393,604		1,849,252
Improvements to concession assets	1,312,491		1,676,037		838,635
Revenues		$ 135,776		$ 121,137		$ 93,431
Operating costs:
Costs of services	2,110,407		1,782,371		1,558,258
Technical assistance fees	357,451		301,820		236,507
Concession taxes	944,197		764,349		483,086
Depreciation and amortization	1,443,562		1,348,387		1,156,435
Cost of improvements to concession assets	1,312,491		1,676,037		838,635
Other income	(83,921)		(295)		(254,612)
Operating costs	6,084,187		5,872,669		4,018,309
Finance costs	(619,207)		(381,708)		(209,304)
Income before income taxes	6,171,722		4,620,132		3,618,086
Income taxes	1,440,641		1,266,573		847,309
Profit for the year	4,731,081		3,353,559		2,770,777
Other comprehensive income
Exchange differences on translating foreign operations	(226,494)		773,453		482,394
Total comprehensive income for the year	4,501,985		4,137,785		3,253,171
Profit for the year attributable to:
Controlling interest	4,649,120		3,281,884		2,726,020
Non-controlling interest	81,961		71,675		44,757
Profit for the year	4,731,081		3,353,559		2,770,777
Total comprehensive income for the year attributable to:
Controlling interest	4,451,659		3,948,323		3,141,513
Non-controlling interest	50,326		189,462		111,658
Total comprehensive income for the year	$ 4,501,985		$ 4,137,785		3,253,171
Desarrollo De Concesiones Aeroportuarias [Member]
Revenues:
Aeronautical revenue					5,622,575		$ 3,925,736
No aeronautical revenue					1,933,760		1,338,542
Improvements to concession assets					838,635		281,874
Revenues					8,394,970		5,546,152
Operating costs:
Costs of services					1,637,919		1,161,588
Technical assistance fees					242,456		194,228
Concession taxes					525,745		261,577
Depreciation and amortization					1,224,123		925,220
Cost of improvements to concession assets					838,635		281,874
Other income					(254,236)		(43,424)
Operating costs					4,214,642		2,781,063
Operating income					4,180,328		2,765,089
Finance costs					(406,839)		(7,990)
Share of loss of associate					(15,733)
Income before income taxes					3,757,756		2,757,099
Income taxes					884,517		514,579
Profit for the year					2,873,239		2,242,520
Other comprehensive income
Exchange differences on translating foreign operations					427,238
Total comprehensive income for the year					3,300,477		2,242,520
Profit for the year attributable to:
Controlling interest					2,816,523		2,242,520
Non-controlling interest					56,716
Profit for the year					2,873,239		2,242,520
Total comprehensive income for the year attributable to:
Controlling interest					3,176,861		2,242,520
Non-controlling interest					123,616
Total comprehensive income for the year					$ 3,300,477		$ 2,242,520